Average Annual Total Returns{- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement 2020 Fund	Fidelity Managed Retirement 2020 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2020 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2020 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNK Past 1 year	IXZNK Past 5 years	IXZNK Past 10 years
Total	6.77%	8.52%	8.52%	5.22%	6.20%	6.85%	4.40%	6.09%	6.40%	(1.54%)	3.57%	2.90%	6.95%	8.73%	8.58%